Subsequent Events (Details) - USD ($)							6 Months Ended	12 Months Ended	30 Months Ended	91 Months Ended	116 Months Ended
		Apr. 25, 2017	Apr. 11, 2017	Mar. 14, 2017	Mar. 13, 2017	May 26, 2016	Sep. 30, 2017	Dec. 31, 2016	Mar. 31, 2020	Oct. 31, 2027	Dec. 31, 2028	Apr. 27, 2017	Apr. 24, 2017	Jan. 31, 2017	Oct. 30, 2016	Oct. 15, 2016	May 27, 2016	Apr. 15, 2016	Dec. 31, 2015	Oct. 30, 2015	Dec. 31, 2013	Dec. 31, 2011	Apr. 30, 2011
Subsequent Event [Line Items]
Receivable from shipyard	[1]							$ 0											$ 199,000,000
North Atlantic Drilling | West Linus | Forecast
Subsequent Event [Line Items]
Reduction in current backlog from dayrate reduction							$ 58,000,000
Increase in contract revenue backlog											$ 706,000,000
North Atlantic Drilling | West Elara | Forecast
Subsequent Event [Line Items]
Increase in contract revenue backlog									$ 160,000,000	$ 530,000,000
Sevan Drilling
Subsequent Event [Line Items]
Purchase obligation, refund															$ 78,900,000	$ 26,300,000		$ 26,300,000		$ 26,300,000
Secured Debt | $450 Eminence facility
Subsequent Event [Line Items]
Maximum borrowing capacity																					$ 450,000,000
Secured Debt | $450 Eminence facility
Subsequent Event [Line Items]
Debt, face amount								450,000,000
Secured Debt | $400 facility
Subsequent Event [Line Items]
Debt, face amount								400,000,000														$ 400,000,000
$2,000 facility (NADL)
Subsequent Event [Line Items]
Debt, face amount																							$ 2,000,000,000
Equity Method Investee | Archer
Subsequent Event [Line Items]
Notes receivable								149,000,000
Receivable from shipyard																	$ 75,000,000
Interest rate on related party debt (as percent)						10.00%
Equity Method Investee | Archer | Financial Guarantee
Subsequent Event [Line Items]
Cash payment proposed for restructure of liability								$ 28,000,000
Subsequent Event | North Atlantic Drilling
Subsequent Event [Line Items]
Contract revenue, term			10 years
Contracts revenue backlog			$ 1,400,000,000
Subsequent Event | Sevan Drilling
Subsequent Event [Line Items]
Remaining refund amount												$ 26,300,000
Subsequent Event | West Mira | Drilling units
Subsequent Event [Line Items]
Cash proceeds from settlement of cancelled construction contract				$ 170,000,000	$ 170,000,000
Subsequent Event | Affiliated Entity | North Atlantic Drilling | Revolving Credit Facility
Subsequent Event [Line Items]
Due from related parties		$ 50,000,000												$ 25,000,000
Subsequent Event | Equity Method Investee | Archer | Financial Guarantee
Subsequent Event [Line Items]
Amount extinguished		253,000,000
Cash payment proposed for restructure of liability		25,000,000
Subsequent Event | Equity Method Investee | Archer | Subordinated Loan to Related Party
Subsequent Event [Line Items]
Notes receivable													$ 146,000,000
Subsequent Event | Equity Method Investee | Archer | Subordinated Convertible Loan to Related Party
Subsequent Event [Line Items]
Receivable from shipyard		$ 45,000,000
Interest rate on related party debt (as percent)		5.50%
Conversion price (in USD per share)		$ 2.083										$ 2.083
Conversion price percentage above subscription price in private placement (as percent)		75.00%

[1]	The receivable from shipyard relates to the West Mira, which reached settlement for $170 million on March 13, 2017 and has been reclassified to current assets. For details on the arbitration process and subsequent settlement, please see Note 5 "(Loss)/gain on disposals" for more information